Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
May 31, 2023
XBC-NPRT3-0723
1.9891234.104
Nonconvertible Bonds - 81.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
2.25% 2/1/32	650,000	520,475
3.65% 9/15/59	223,000	152,731
3.8% 12/1/57	1,354,000	963,375
4.35% 3/1/29	900,000	872,326
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	670,000	530,527
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	275,362
2.355% 3/15/32	3,000,000	2,419,402
2.55% 3/21/31	289,000	242,016
3.15% 3/22/30	47,000	42,027
3.7% 3/22/61	1,300,000	926,632
4.016% 12/3/29	1,250,000	1,177,256
		8,122,129
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	600,000	568,306
4.7% 3/23/50	700,000	652,457
4.75% 9/15/44	320,000	296,945
6.65% 11/15/37	970,000	1,110,516
		2,628,224
Media - 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,534,303
5.25% 4/1/53	450,000	350,856
5.5% 4/1/63	450,000	347,944
5.75% 4/1/48	1,950,000	1,613,973
Comcast Corp.:
2.937% 11/1/56	679,000	435,026
2.987% 11/1/63	2,211,000	1,370,510
COX Communications, Inc.:
1.8% 10/1/30 (b)	740,000	580,913
3.15% 8/15/24 (b)	35,000	34,288
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,374,037
3.95% 3/20/28	600,000	555,819
Fox Corp.:
4.709% 1/25/29	4,000	3,899
5.476% 1/25/39	504,000	466,818
Magallanes, Inc.:
3.755% 3/15/27	250,000	234,283
4.054% 3/15/29	87,000	79,484
4.279% 3/15/32	219,000	191,327
5.05% 3/15/42	348,000	281,557
5.141% 3/15/52	1,040,000	811,657
5.391% 3/15/62	650,000	505,616
Time Warner Cable LLC:
5.875% 11/15/40	1,200,000	1,039,360
7.3% 7/1/38	500,000	510,685
		12,322,355
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	238,000	210,326
4.55% 3/15/52 (b)	1,450,000	1,151,480
5% 3/15/44	270,000	237,684
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	381,000	330,468
2.7% 3/15/32	1,382,000	1,147,134
		3,077,092
TOTAL COMMUNICATION SERVICES		26,149,800
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 0.7%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,063,839
General Motors Co. 5.95% 4/1/49	1,300,000	1,181,010
General Motors Financial Co., Inc. 3.1% 1/12/32	1,400,000	1,128,475
		3,373,324
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	747,000	617,405
Specialty Retail - 2.2%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	2,000,221
3.9% 4/15/30	1,000,000	901,052
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,605,528
4.75% 6/1/30	20,000	18,605
Lowe's Companies, Inc.:
3.5% 4/1/51	975,000	671,639
5.15% 7/1/33	2,150,000	2,145,045
5.625% 4/15/53	600,000	585,823
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	760,785
4.35% 6/1/28	75,000	73,738
Ross Stores, Inc. 1.875% 4/15/31	600,000	475,766
The Home Depot, Inc. 1.375% 3/15/31	575,000	455,193
Triton Container International Ltd. 1.15% 6/7/24 (b)	1,200,000	1,131,225
		10,824,620
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	1,515,000	1,219,162
TOTAL CONSUMER DISCRETIONARY		16,034,511
CONSUMER STAPLES - 6.6%
Beverages - 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	449,191
4.5% 6/1/50	325,000	294,520
4.6% 4/15/48	700,000	643,288
4.9% 1/23/31	525,000	541,859
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,306,323
2.875% 5/1/30	470,000	410,119
PepsiCo, Inc. 3.9% 7/18/32	3,000,000	2,902,374
		6,547,674
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	138,000	118,879
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	673,734
4.2% 5/15/28	375,000	360,504
		1,153,117
Food Products - 1.6%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,625,000	1,419,844
3% 5/15/32 (b)	1,570,000	1,200,967
4.375% 2/2/52 (b)	680,000	454,840
5.5% 1/15/30 (b)	1,600,000	1,520,128
JDE Peet's BV 2.25% 9/24/31 (b)	545,000	423,584
Smithfield Foods, Inc. 3% 10/15/30 (b)	1,432,000	1,127,501
Viterra Finance BV 4.9% 4/21/27 (b)	1,500,000	1,436,800
		7,583,664
Tobacco - 3.5%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,174,530
3.4% 2/4/41	1,180,000	808,673
4.25% 8/9/42	14,000	10,826
4.8% 2/14/29	612,000	598,512
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,052,564
2.726% 3/25/31	2,800,000	2,233,393
3.557% 8/15/27	2,500,000	2,298,554
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	500,000	468,606
4.25% 7/21/25 (b)	3,200,000	3,082,981
Philip Morris International, Inc.:
5.125% 2/15/30	2,200,000	2,177,290
5.625% 11/17/29	800,000	819,627
5.75% 11/17/32	903,000	925,452
Reynolds American, Inc. 4.45% 6/12/25	1,725,000	1,687,594
		17,338,602
TOTAL CONSUMER STAPLES		32,623,057
ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	1,071,000	926,316
6.25% 3/15/38	1,075,000	1,101,226
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	128,939
3.75% 2/15/52	480,000	331,402
5.25% 6/15/37	1,100,000	1,022,799
5.4% 6/15/47	64,000	57,359
6.75% 11/15/39	156,000	163,025
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	485,482
DCP Midstream Operating LP:
5.125% 5/15/29	2,200,000	2,137,713
5.375% 7/15/25	500,000	494,486
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	582,000	516,817
3.9% 11/15/49	1,000,000	722,022
Enbridge, Inc.:
3.4% 8/1/51	900,000	607,833
4.5% 6/10/44	250,000	204,067
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,218,907
4% 10/1/27	950,000	898,059
4.25% 4/1/24	525,000	517,364
4.95% 6/15/28	650,000	635,030
Enterprise Products Operating LP 5.1% 2/15/45	375,000	347,399
Equinor ASA:
1.75% 1/22/26	61,000	56,667
2.375% 5/22/30	550,000	479,387
Hess Corp.:
4.3% 4/1/27	2,575,000	2,494,210
5.8% 4/1/47	1,135,000	1,087,623
6% 1/15/40	575,000	566,961
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	436,921
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	247,141
MPLX LP:
2.65% 8/15/30	702,000	587,682
4.95% 9/1/32	377,000	361,369
5.65% 3/1/53	2,300,000	2,098,370
Occidental Petroleum Corp. 2.9% 8/15/24	83,000	79,865
Ovintiv, Inc.:
5.15% 11/15/41	136,000	114,398
8.125% 9/15/30	409,000	447,913
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	885,010
6.49% 1/23/27	75,000	64,584
6.5% 3/13/27	80,000	69,012
Phillips 66 Co. 4.875% 11/15/44	300,000	271,278
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	86,198
4.65% 10/15/25	1,119,000	1,100,090
Suncor Energy, Inc. 6.5% 6/15/38	430,000	448,640
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	818,391
4.65% 8/15/32	394,000	372,743
5.3% 8/15/52	89,000	80,318
Total Capital International SA 3.127% 5/29/50	800,000	569,259
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	22,276
Western Gas Partners LP:
3.35% 2/1/25	1,500,000	1,431,265
4.3% 2/1/30	1,870,000	1,662,571
6.15% 4/1/33	735,000	732,898
		32,189,285
FINANCIALS - 28.9%
Financial Services - 1.8%
Athene Global Funding:
1.45% 1/8/26 (b)	1,150,000	1,014,017
1.985% 8/19/28 (b)	1,355,000	1,088,988
2.5% 3/24/28 (b)	750,000	629,031
Blackstone Private Credit Fund:
2.7% 1/15/25	1,500,000	1,397,925
4.7% 3/24/25	127,000	122,554
7.05% 9/29/25	466,000	464,610
Corebridge Financial, Inc.:
3.65% 4/5/27	171,000	159,998
3.85% 4/5/29	168,000	151,465
3.9% 4/5/32	199,000	172,593
4.35% 4/5/42	45,000	35,987
4.4% 4/5/52	134,000	101,984
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	664,234
Jackson Financial, Inc.:
3.125% 11/23/31	2,210,000	1,713,439
4% 11/23/51	800,000	524,142
5.17% 6/8/27	181,000	173,076
5.67% 6/8/32	228,000	217,408
		8,631,451
Banks - 15.1%
AIB Group PLC 4.263% 4/10/25 (b)(c)	250,000	244,170
Banco Santander SA 2.749% 12/3/30	1,000,000	782,963
Bank of America Corp.:
2.299% 7/21/32 (c)	1,500,000	1,195,295
2.676% 6/19/41 (c)	1,030,000	707,015
2.972% 2/4/33 (c)	2,500,000	2,085,086
3.483% 3/13/52 (c)	950,000	691,423
4.271% 7/23/29 (c)	700,000	665,379
4.571% 4/27/33 (c)	1,600,000	1,502,963
5.015% 7/22/33 (c)	2,000,000	1,954,923
5.202% 4/25/29 (c)	2,500,000	2,491,235
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	200,000	197,672
Barclays PLC:
1.007% 12/10/24 (c)	307,000	297,465
2.645% 6/24/31 (c)	450,000	364,544
2.894% 11/24/32 (c)	2,250,000	1,777,164
5.2% 5/12/26	1,750,000	1,698,131
5.746% 8/9/33 (c)	349,000	337,236
7.437% 11/2/33 (c)	1,100,000	1,199,120
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	1,182,000	1,054,429
2.591% 1/20/28 (b)(c)	490,000	440,997
3.052% 1/13/31 (b)(c)	875,000	753,411
3.132% 1/20/33 (b)(c)	1,250,000	1,037,000
BPCE SA:
2.277% 1/20/32 (b)(c)	600,000	464,864
4.875% 4/1/26 (b)	200,000	193,489
5.975% 1/18/27 (b)(c)	3,000,000	2,996,352
Citigroup, Inc.:
4.075% 4/23/29 (c)	1,600,000	1,511,795
4.45% 9/29/27	1,200,000	1,153,040
4.91% 5/24/33 (c)	599,000	582,349
6.174% 5/25/34 (c)	283,000	287,004
Citizens Financial Group, Inc. 2.638% 9/30/32	2,015,000	1,382,057
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	1,280,000	1,070,605
Credit Agricole SA 2.811% 1/11/41 (b)	444,000	291,074
Fifth Third Bancorp 8.25% 3/1/38	300,000	338,274
HSBC Holdings PLC:
2.251% 11/22/27 (c)	1,076,000	956,976
2.357% 8/18/31 (c)	1,002,000	806,311
2.848% 6/4/31 (c)	1,800,000	1,503,636
4.762% 3/29/33 (c)	1,600,000	1,448,171
5.402% 8/11/33 (c)	815,000	797,602
7.39% 11/3/28 (c)	720,000	769,125
Huntington Bancshares, Inc. 2.487% 8/15/36 (c)	1,287,000	904,884
ING Groep NV 4.017% 3/28/28 (c)	2,000,000	1,894,491
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	1,126,000	1,071,848
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	104,000	88,848
3.882% 7/24/38 (c)	2,725,000	2,339,898
4.203% 7/23/29 (c)	600,000	574,376
4.912% 7/25/33 (c)	3,000,000	2,950,178
5.717% 9/14/33 (c)	2,500,000	2,529,915
Lloyds Banking Group PLC:
4.65% 3/24/26	1,000,000	954,917
7.953% 11/15/33 (c)	1,000,000	1,092,641
Mizuho Financial Group, Inc. 1.234% 5/22/27 (c)	1,900,000	1,675,992
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	721,000	718,194
National Australia Bank Ltd. 2.99% 5/21/31 (b)	1,200,000	965,615
PNC Financial Services Group, Inc. 5.068% 1/24/34 (c)	2,200,000	2,124,079
Rabobank Nederland 3.75% 7/21/26	300,000	281,692
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	335,000	292,748
6.499% 3/9/29 (c)	443,000	449,112
Societe Generale:
1.488% 12/14/26 (b)(c)	3,300,000	2,908,023
3% 1/22/30 (b)	430,000	358,030
3.625% 3/1/41 (b)	1,300,000	815,400
3.875% 3/28/24 (b)	700,000	685,573
6.221% 6/15/33 (b)(c)	800,000	744,866
7.367% 1/10/53 (b)	600,000	575,644
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	630,000	614,846
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/33	2,100,000	2,193,567
Synchrony Bank 5.625% 8/23/27	326,000	304,364
Truist Financial Corp. 5.122% 1/26/34 (c)	700,000	668,695
UniCredit SpA 1.982% 6/3/27 (b)(c)	1,200,000	1,061,454
Wells Fargo & Co.:
2.393% 6/2/28 (c)	800,000	715,241
4.478% 4/4/31 (c)	1,000,000	951,699
5.013% 4/4/51 (c)	700,000	640,491
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	1,400,000	1,326,039
Zions Bancorp NA 3.25% 10/29/29	850,000	605,932
		74,109,637
Capital Markets - 4.8%
Ares Capital Corp.:
2.15% 7/15/26	750,000	651,903
2.875% 6/15/27	1,100,000	958,403
3.25% 7/15/25	1,775,000	1,641,670
3.875% 1/15/26	240,000	222,759
4.25% 3/1/25	75,000	71,459
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (b)	523,000	295,693
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	800,000	690,800
3.091% 5/14/32 (b)(c)	1,200,000	964,638
3.75% 3/26/25	1,150,000	1,079,850
4.194% 4/1/31 (b)(c)	800,000	703,112
6.537% 8/12/33 (b)(c)	500,000	510,285
9.016% 11/15/33 (b)(c)	300,000	355,824
Deutsche Bank AG 4.5% 4/1/25	3,029,000	2,827,560
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,650,000	1,463,668
2.222% 9/18/24 (c)	1,000,000	980,734
6.72% 1/18/29 (c)	270,000	271,079
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)	1,850,000	1,662,070
4.223% 5/1/29 (c)	900,000	853,027
Morgan Stanley:
1.794% 2/13/32 (c)	740,000	575,414
2.239% 7/21/32 (c)	1,500,000	1,196,626
4.431% 1/23/30 (c)	111,000	106,550
5.164% 4/20/29 (c)	2,500,000	2,491,837
UBS Group AG:
2.095% 2/11/32 (b)(c)	1,550,000	1,196,163
3.126% 8/13/30 (b)(c)	613,000	524,870
4.988% 8/5/33 (b)(c)	1,200,000	1,129,776
		23,425,770
Consumer Finance - 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	900,000	844,949
2.45% 10/29/26	227,000	202,417
3% 10/29/28	237,000	205,487
3.3% 1/30/32	254,000	206,430
3.4% 10/29/33	526,000	418,549
3.85% 10/29/41	860,000	645,334
5.75% 6/6/28	1,200,000	1,189,859
Ally Financial, Inc.:
2.2% 11/2/28	480,000	382,776
4.75% 6/9/27	2,100,000	1,960,251
5.75% 11/20/25	910,000	883,762
8% 11/1/31	717,000	747,600
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,785,000	1,271,322
3.8% 1/31/28	11,000	10,188
5.247% 7/26/30 (c)	662,000	627,108
5.268% 5/10/33 (c)	1,300,000	1,240,195
5.468% 2/1/29 (c)	318,000	308,851
5.817% 2/1/34 (c)	552,000	535,879
Discover Financial Services:
4.1% 2/9/27	39,000	36,346
6.7% 11/29/32	98,000	101,520
Ford Motor Credit Co. LLC:
3.625% 6/17/31	200,000	161,748
4.271% 1/9/27	400,000	366,985
4.95% 5/28/27	1,850,000	1,731,594
Synchrony Financial:
3.95% 12/1/27	75,000	64,764
4.25% 8/15/24	858,000	814,444
4.375% 3/19/24	407,000	394,224
		15,352,582
Financial Services - 0.3%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	334,794
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	346,738
4.05% 7/1/30	148,000	133,453
Fiserv, Inc. 3.5% 7/1/29	271,000	248,174
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	469,740
		1,532,899
Insurance - 3.8%
AIA Group Ltd.:
3.2% 9/16/40 (b)	950,000	713,177
3.6% 4/9/29 (b)	1,515,000	1,424,691
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	950,000	714,058
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,590,829
Athene Holding Ltd.:
3.45% 5/15/52	700,000	421,412
3.95% 5/25/51	316,000	207,427
6.65% 2/1/33	800,000	805,055
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	324,000	257,213
3.075% 9/17/51 (b)	540,000	344,378
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	571,000	483,112
5.625% 8/16/32	2,100,000	2,055,562
Five Corners Funding Trust II 2.85% 5/15/30 (b)	890,000	759,692
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)	400,000	338,846
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	831,754
Intact Financial Corp. 5.459% 9/22/32 (b)	1,117,000	1,119,337
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	1,050,000	976,023
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	10,856
4.375% 3/15/29	10,000	9,761
4.9% 3/15/49	834,000	764,968
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	350,000	235,839
New York Life Insurance Co. 4.45% 5/15/69 (b)	54,000	45,125
Pacific LifeCorp 3.35% 9/15/50 (b)	700,000	482,014
Prudential Financial, Inc. 6% 9/1/52 (c)	672,000	656,006
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	478,000	448,866
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	573,000
Unum Group 4.125% 6/15/51	1,520,000	1,070,181
Willis Group North America, Inc. 5.35% 5/15/33	1,200,000	1,180,179
		18,519,361
TOTAL FINANCIALS		141,571,700
HEALTH CARE - 7.4%
Biotechnology - 0.3%
Amgen, Inc.:
3.375% 2/21/50	700,000	499,205
5.25% 3/2/30	222,000	223,723
5.25% 3/2/33	251,000	251,887
5.65% 3/2/53	118,000	118,044
5.75% 3/2/63	216,000	214,680
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	322,344
		1,629,883
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	658,058
Boston Scientific Corp. 2.65% 6/1/30	500,000	437,153
		1,095,211
Health Care Providers & Services - 3.9%
Centene Corp.:
2.625% 8/1/31	2,645,000	2,115,179
3% 10/15/30	1,310,000	1,092,878
4.25% 12/15/27	1,025,000	963,275
4.625% 12/15/29	585,000	542,529
Cigna Group:
3.4% 3/15/50	500,000	356,190
4.125% 11/15/25	4,000	3,917
4.375% 10/15/28	561,000	546,837
4.8% 8/15/38	1,907,000	1,791,541
4.9% 12/15/48	7,000	6,369
CVS Health Corp.:
5% 1/30/29	202,000	202,128
5.125% 2/21/30	2,200,000	2,193,001
5.25% 1/30/31	83,000	83,315
5.3% 6/1/33	1,900,000	1,903,921
5.875% 6/1/53	1,000,000	1,004,360
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	439,000	394,007
3.625% 3/15/32 (b)	440,000	383,494
4.625% 3/15/52 (b)	660,000	531,538
5.125% 6/15/39	1,217,000	1,113,718
5.25% 6/15/49	240,000	211,699
Sabra Health Care LP:
3.2% 12/1/31	588,000	434,647
3.9% 10/15/29	123,000	101,370
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	895,624
Universal Health Services, Inc.:
2.65% 10/15/30	1,704,000	1,380,457
2.65% 1/15/32	1,072,000	845,244
		19,097,238
Pharmaceuticals - 3.0%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	1,050,000	1,019,455
4.875% 6/25/48 (b)	1,150,000	998,964
Bristol-Myers Squibb Co. 4.125% 6/15/39	138,000	124,905
Elanco Animal Health, Inc.:
6.022% 8/28/23	700,000	694,750
6.65% 8/28/28 (c)	1,375,000	1,315,751
Mylan NV 4.55% 4/15/28	1,004,000	949,028
Perrigo Finance PLC 4.4% 6/15/30	600,000	521,787
Pfizer Investment Enterprises:
4.75% 5/19/33	2,410,000	2,419,665
5.3% 5/19/53	1,854,000	1,908,645
Utah Acquisition Sub, Inc. 5.25% 6/15/46	650,000	498,296
Viatris, Inc.:
1.65% 6/22/25	3,427,000	3,154,596
2.7% 6/22/30	1,328,000	1,067,211
4% 6/22/50	105,000	67,455
		14,740,508
TOTAL HEALTH CARE		36,562,840
INDUSTRIALS - 3.3%
Aerospace & Defense - 1.5%
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,024,857
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,116,696
2.75% 2/1/26	900,000	842,913
3.625% 2/1/31	2,000,000	1,808,254
3.75% 2/1/50	1,150,000	847,239
5.04% 5/1/27	900,000	893,503
5.15% 5/1/30	885,000	877,740
		7,411,202
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	462,382
Canadian Pacific Railway Co. 3.1% 12/2/51	458,000	317,238
Union Pacific Corp. 3.25% 2/5/50	800,000	588,985
		1,368,605
Machinery - 0.5%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	1,276,000	1,147,426
Ingersoll-Rand Luxembourg Finance SA 4.5% 3/21/49	300,000	257,281
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	1,000,000	986,125
		2,390,832
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	157,207	134,805
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	287,933	243,106
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	108,073	97,535
United Airlines, Inc. 4.55% 2/25/33	161,474	145,819
		621,265
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	25,000	22,404
Leidos, Inc. 3.625% 5/15/25	70,000	67,558
		89,962
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.3% 2/1/25	850,000	801,655
2.875% 1/15/32	1,900,000	1,525,919
		2,327,574
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	1,601,000	1,323,562
4.375% 5/1/26 (b)	110,000	101,584
6.375% 5/4/28 (b)	440,000	429,773
		1,854,919
TOTAL INDUSTRIALS		16,064,359
INFORMATION TECHNOLOGY - 5.3%
Electronic Equipment, Instruments & Components - 1.5%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (b)	700,000	451,228
6.02% 6/15/26	2,125,000	2,175,049
6.2% 7/15/30	950,000	988,875
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,667,114
2.95% 4/1/31	1,169,000	921,020
		7,203,286
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	942,991
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	854,000	742,366
2.45% 2/15/31 (b)	460,000	371,432
2.6% 2/15/33 (b)	1,617,000	1,257,464
3.5% 2/15/41 (b)	371,000	274,583
3.75% 2/15/51 (b)	174,000	125,549
Marvell Technology, Inc. 2.45% 4/15/28	1,500,000	1,308,857
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	867,894
4.185% 2/15/27	1,250,000	1,204,335
NVIDIA Corp. 3.7% 4/1/60	1,050,000	828,469
		6,980,949
Software - 2.0%
Microsoft Corp. 3.3% 2/6/27	5,000,000	4,889,049
Oracle Corp.:
2.3% 3/25/28	529,000	468,038
2.875% 3/25/31	1,300,000	1,105,262
3.95% 3/25/51	1,880,000	1,378,810
4% 11/15/47	375,000	279,391
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,669,038
		9,789,588
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.8% 2/8/61	700,000	462,305
3.85% 8/4/46	800,000	700,538
		1,162,843
TOTAL INFORMATION TECHNOLOGY		26,079,657
MATERIALS - 1.2%
Chemicals - 1.2%
Celanese U.S. Holdings LLC 6.165% 7/15/27	2,000,000	2,013,667
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	1,825,000	1,542,715
3.468% 12/1/50 (b)	525,000	345,026
5% 9/26/48	850,000	706,323
Sherwin-Williams Co. 4.5% 6/1/47	375,000	320,352
Westlake Corp. 3.375% 6/15/30	900,000	787,654
		5,715,737
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	49,422
TOTAL MATERIALS		5,765,159
REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree LP:
2% 6/15/28	2,100,000	1,767,230
4.8% 10/1/32	1,065,000	994,630
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	697,119
American Homes 4 Rent LP:
2.375% 7/15/31	44,000	34,918
3.375% 7/15/51	68,000	43,543
3.625% 4/15/32	183,000	158,195
4.3% 4/15/52	127,000	95,903
Camden Property Trust 2.8% 5/15/30	58,000	50,219
Corporate Office Properties LP:
2% 1/15/29	904,000	693,015
2.25% 3/15/26	52,000	46,009
2.75% 4/15/31	414,000	308,675
2.9% 12/1/33	1,600,000	1,110,568
Crown Castle International Corp. 3.25% 1/15/51	450,000	300,229
Hudson Pacific Properties LP:
3.95% 11/1/27	3,400,000	2,492,067
5.95% 2/15/28	1,900,000	1,502,263
Invitation Homes Operating Partnership LP:
2% 8/15/31	600,000	457,218
4.15% 4/15/32	269,000	241,441
Kite Realty Group Trust:
4% 3/15/25	14,000	13,255
4.75% 9/15/30	277,000	249,006
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,725,000	1,164,211
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	205,557
3.375% 2/1/31	1,402,000	1,106,313
4.5% 1/15/25	600,000	576,463
4.5% 4/1/27	1,000,000	929,903
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	58,708
Realty Income Corp.:
2.85% 12/15/32	30,000	24,591
3.25% 1/15/31	30,000	26,250
Spirit Realty LP 2.1% 3/15/28	516,000	433,783
Store Capital Corp. 2.7% 12/1/31	1,675,000	1,151,424
Sun Communities Operating LP:
2.3% 11/1/28	97,000	82,151
2.7% 7/15/31	250,000	197,250
4.2% 4/15/32	1,800,000	1,570,916
5.7% 1/15/33	1,100,000	1,069,736
UDR, Inc.:
2.1% 8/1/32	939,000	718,709
2.1% 6/15/33	374,000	277,162
Ventas Realty LP 2.5% 9/1/31	729,000	577,395
VICI Properties LP:
4.75% 2/15/28	378,000	359,743
4.95% 2/15/30	1,100,000	1,023,320
5.125% 5/15/32	78,000	72,824
Vornado Realty LP:
2.15% 6/1/26	103,000	84,562
3.4% 6/1/31	372,000	257,498
Welltower OP LLC:
3.625% 3/15/24	10,000	9,803
4.125% 3/15/29	675,000	627,630
WP Carey, Inc.:
2.4% 2/1/31	348,000	278,604
4.25% 10/1/26	450,000	433,842
		24,573,851
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 7.55% 3/15/28	412,000	350,810
Tanger Properties LP:
2.75% 9/1/31	596,000	428,285
3.125% 9/1/26	497,000	441,222
		1,220,317
TOTAL REAL ESTATE		25,794,168
UTILITIES - 8.6%
Electric Utilities - 4.1%
Alabama Power Co. 3.05% 3/15/32	380,000	332,437
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	1,148,000	952,378
Cincinnati Gas & Electric Co. 5.25% 4/1/33	2,500,000	2,535,251
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,642,446
4.973% 5/1/46	750,000	633,464
Duke Energy Corp.:
2.45% 6/1/30	70,000	58,694
4.5% 8/15/32	1,240,000	1,172,113
5% 8/15/52	3,150,000	2,811,128
Duquesne Light Holdings, Inc.:
2.775% 1/7/32 (b)	266,000	209,155
3.616% 8/1/27 (b)	1,810,000	1,636,701
Entergy Corp. 2.8% 6/15/30	72,000	61,792
Exelon Corp.:
3.35% 3/15/32	1,602,000	1,396,762
4.1% 3/15/52	76,000	60,061
4.7% 4/15/50	800,000	695,522
5.1% 6/15/45	370,000	339,710
FirstEnergy Corp.:
2.25% 9/1/30	534,000	433,875
2.65% 3/1/30	780,000	662,025
4.15% 7/15/27	900,000	861,471
Nevada Power Co. 3.7% 5/1/29	75,000	70,838
Southern Co.:
4.4% 7/1/46	700,000	584,023
5.113% 8/1/27 (e)	2,050,000	2,045,401
		20,195,247
Gas Utilities - 0.1%
ONE Gas, Inc. 2% 5/15/30	278,000	231,987
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	514,748
		746,735
Independent Power and Renewable Electricity Producers - 1.9%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,215,000	1,087,037
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,413,518
4.75% 6/15/46	1,775,000	1,413,080
The AES Corp.:
1.375% 1/15/26	290,000	258,632
2.45% 1/15/31	4,120,000	3,297,698
3.3% 7/15/25 (b)	216,000	204,703
3.95% 7/15/30 (b)	593,000	529,693
		9,204,361
Multi-Utilities - 2.5%
Berkshire Hathaway Energy Co. 4.6% 5/1/53	2,000,000	1,770,930
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	1,300,000	1,319,936
NiSource, Inc.:
2.95% 9/1/29	229,000	201,748
3.6% 5/1/30	950,000	865,012
4.375% 5/15/47	650,000	546,539
4.8% 2/15/44	500,000	450,204
5.25% 3/30/28	1,795,000	1,808,336
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,747,224
4.1% 6/15/30	1,023,000	942,543
4.224% 3/15/32	1,344,000	1,222,816
Sempra Energy 3.8% 2/1/38	1,500,000	1,249,854
		12,125,142
TOTAL UTILITIES		42,271,485
TOTAL NONCONVERTIBLE BONDS (Cost $464,207,084)		401,106,021

U.S. Treasury Obligations - 9.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	2,500,000	1,763,379
1.875% 2/15/41	2,943,000	2,144,596
2% 11/15/41	2,000,000	1,469,688
2% 8/15/51	527,000	358,422
2.25% 2/15/52	250,000	180,313
2.875% 5/15/52	600,000	496,828
3.625% 2/15/53	18,150,000	17,432,508
3.625% 5/15/53	21,880,000	21,052,657
U.S. Treasury Notes:
3.375% 5/15/33	1,280,000	1,252,600
3.5% 2/15/33	1,404,000	1,387,328
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,063,785)		47,538,319

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
United Mexican States:
3.25% 4/16/30	200,000	178,225
4.5% 4/22/29	1,000,000	972,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,307,883)		1,150,600

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	753,000	678,848
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (b)(c)(f)	950,000	736,815
TOTAL PREFERRED SECURITIES (Cost $1,705,000)		1,415,663

Money Market Funds - 8.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g) (Cost $40,152,699)	40,144,680	40,152,709

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $557,436,451)	491,363,312
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(808,828)
NET ASSETS - 100.0%	490,554,484

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,035,865 or 13.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	18,373,868	86,019,721	64,240,880	960,190	-	-	40,152,709	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	-	42,783,480	42,783,480	3,061	-	-	-	0.0%
Total	18,373,868	128,803,201	107,024,360	963,251	-	-	40,152,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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